ACCRUED LIABILITIES (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued interest past due	$ 6,650	$ 2,269
Interest Due and Payable [Member]
Accrued interest past due	$ 1,095	$ 1,995